Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other receivables
Schedule of trade and other receivables

for the year ended 30 June	2020 Rm	2019 Rm
Trade and other receivables
Trade receivables	18 247	23 237
Other receivables*	4 310	2 760
Related party receivables — equity accounted investments	215	67
Impairment of trade and other receivables	(706)	(453)
Trade and other receivables	22 066	25 611
Duties recoverable from customers	366	467
Prepaid expenses and other	1 605	1 425
Value added tax	1 060	1 075
	25 097	28 578

*The increase compared to prior year mainly relates to a portion of the LCCP investment incentives reclassified to short-term and proceeds on the EGTL disposal received after June 2020.

Summary of business segmentation of trade and other receivables

	2020 Rm	2019 Rm
Business segmentation
 Mining	201	276
 Exploration and Production International	538	497
 Energy	7 672	10 357
 Base Chemicals	7 104	7 603
 Performance Chemicals	8 140	8 071
 Group Functions	1 442	1 774
Total operations	25 097	28 578